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                                                                    THE HARTFORD

July 20, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

RE: Hartford Life Separate Account Three
    Hartford Life Insurance Company
    Post-Effective Amendment No. 9 to Form N-4
    Registration Nos. 333-333-119415 and 811-08584

To the Commission Staff:

Transmitted herewith is the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act").

We are requesting selective review for the above referenced registration statement. The purpose of this filing is to incorporate exchange offers that will be made available to eligible client segments as appropriate. We will not be changing the prospectus or Statement of Additional Information (SAI) and will instead use supplements to incorporate a new Appendix E and offer an enhanced optional withdrawal benefit. Therefore, the prospectus and SAI have been incorporated by reference to Post-Effective Amendment No. 8, filed on April 9, 2007.

A brief description of the exchange offers are listed below. Eligible contract owners have an opportunity to exchange their:

       1. contract version for a currently issued contract, Director's M Edge or Leaders III Edge. Differences -- the eligible contract owners may benefit from a lower Mortality and Expense Risk Charge, Front-end Sales Charge rather than Contingent Deferred Sales Charge, a wider array of investment options and optional Guaranteed Minimum Withdrawal Benefits;

       2. contract(s), issued by Union Security Insurance Company and Union Security Life Insurance Company of New York, for a current contract issued by either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company (dependent upon the issuing state). Differences -- the eligible contract owners may benefit from a lower Mortality and Expense Risk Charge, Administrative Charge, Annual Maintenance Fee and will have an opportunity to elect a death benefit from several options available (dependent upon the contract version); and

       3. optional withdrawal benefit, The Hartford's Lifetime Income Builder, to the currently issued rider, The Hartford's Lifetime Income Builder II.

In addition, this filing will be a template that will be replicated in additional registration statements as indicated in the Rule 485(b)(1)(vii) Request of the Registrant. We anticipate that the Selective Review and Rule 485(b)(1)(vii) request will reduce the Securities and Exchange Commission ("Commission") staff time and effort in reviewing as well as expediting the processing of these filings.

Please direct any questions concerning this amendment to the undersigned at 860-843-6085.

Sincerely,

/s/ Sarah M. Patterson
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Sarah M. Patterson
Counsel

Enclosure